Derivative Financial Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Changes in Notional Balances of Holdings of Derivatives
The following table summarizes the changes in the notional balances of our holdings of derivatives during the year ended December 31, 2014:

	IRLCs	Forward MBS Trades	Interest Rate Caps
Beginning balance	$751,436	$950,648	$1,868,000
Additions	4,710,504	8,657,112	1,100,000
Amortization	94,571	—	(1,239,000)
Maturities	(4,280,676)	(3,366,349)	—
Terminations	(1,036,429)	(5,537,686)	—
Ending balance	$239,406	$703,725	$1,729,000

Fair value of derivative assets (liabilities) at:
December 31, 2014	$6,065	$(2,854)	$567
December 31, 2013	$8,433	$6,905	$442

Maturity	Feb. 2015 - Mar. 2015	Feb. 2015 - Mar. 2015 (1)	Nov. 2016 - Oct. 2017

(1)
As loans are originated and sold or as loan commitments expire, our forward MBS trade positions mature and are replaced by new positions based upon new loan commitments and originations and expected time to sell.

Summary of Open Derivative Positions and the Gains (Losses) on all Derivatives
The following summarizes our open derivative positions at September 30, 2015 and the gains (losses) on all derivatives used in each of the identified hedging programs for the year to date period then ended. None of the derivatives was designated as a hedge for accounting purposes at September 30, 2015:

Purpose	Expiration Date	Notional Amount	Fair Value (1)	Gains / (Losses)	Consolidated Statements of Operations Caption
Interest rate risk of borrowings
Interest rate caps (2)	Nov. 2016 - Oct. 2017	$3,469,000	$1,501	$(1,613)	Other, net
Interest rate risk of mortgage loans held for sale and of IRLCs
Forward MBS trades	Nov. 2015 - Dec 2015	672,899	(3,438)	(10,878)	Gain on loans held for sale, net
IRLCs	Oct. 2015 - Nov. 2015	385,073	10,010	3,944	Gain on loans held for sale, net
Total derivatives			$8,073	$(8,547)

(1)	Derivatives are reported at fair value in Receivables, Other assets or in Other liabilities on our Unaudited Consolidated Balance Sheets.

(2)	To hedge the effect of changes in 1ML on advance funding facilities.

The following summarizes our open derivative positions at December 31, 2014 and the losses on all derivatives used in each of the identified hedging programs for the year then ended. None of the derivatives was designated as a hedge for accounting purposes at December 31, 2014:

Purpose	Expiration Date	Notional Amount	Asset / (Liability) at Fair Value (1)	Losses	Consolidated Statement of Operations Caption
Hedge the effect of changes in interest rates on interest expense on borrowings
Interest rate caps
Hedge the effect of changes in 1ML on advance funding facilities	Nov. 2016 - Oct. 2017	$1,729,000	$567	$661	Other, net

Interest rate risk of mortgage loans held for sale and of IRLCs
Forward MBS trades	Feb 2015 - Mar 2015	703,725	(2,854)	17,214	Gain on loans held for sale, net

IRLCs	Feb 2015 - Mar 2015	239,406	6,065	25,822	Gain on loans held for sale, net
Total derivatives			$3,778	$43,697

(1)	Derivatives are reported at fair value in Receivables, Other assets or in Other liabilities on our Consolidated Balance Sheets.

Schedule of Changes in the Losses on Cash Flow Hedges Included in AOCL
Changes in AOCL during the nine months ended September 30 were as follows:

	2015	2014
Beginning balance	$8,413	$10,151

Losses on terminated hedging relationships amortized to earnings	(6,916)	(1,579)
Decrease in deferred taxes on accumulated losses on cash flow hedges	389	217
Decrease in accumulated losses on cash flow hedges, net of taxes	(6,527)	(1,362)

Other, net of taxes	—	(5)
Ending balance	$1,886	$8,784

hanges in AOCL during the years ended December 31 were as follows:

	2014	2013	2012
Beginning balance	$10,151	$6,441	$7,896

Additional net losses on cash flow hedges	—	12,363	8,315
Ineffectiveness of cash flow hedges reclassified to earnings	—	(657)	41
Losses on terminated hedging relationships amortized to earnings	(1,982)	(10,816)	(10,592)
Net increase (decrease) in accumulated losses on cash flow hedges	(1,982)	890	(2,236)
Decrease in deferred taxes on accumulated losses on cash flow hedges	248	2,825	786
Increase (decrease) in accumulated losses on cash flow hedges, net of taxes	(1,734)	3,715	(1,450)

Other	(4)	(5)	(5)

Ending balance	$8,413	$10,151	$6,441

Schedule of Other Income (Expense), Net Related to Derivative Financial Instruments
Other income (expense), net, includes the following related to derivative financial instruments for the three and nine months ended September 30:

	Three Months		Nine Months
	2015	2014	2015	2014
Losses on economic hedges	$(738)	$(6)	$(1,613)	$(374)
Write-off of losses in AOCL for a discontinued hedge relationship	(523)	(408)	(6,916)	(1,580)
	$(1,261)	$(414)	$(8,529)	$(1,954)

Other income (expense), net, includes the following related to derivative financial instruments for the years ended December 31:

	2014	2013	2012
Gains (losses) on economic hedges	(661)	(2,861)	7,331
Ineffectiveness of cash flow hedges	—	(657)	41
Write-off of losses in AOCL for a discontinued hedge relationship (1)	(1,982)	(10,816)	(4,633)
Write-off of losses in AOCL for hedge of a financing facility assumed by HLSS (2)	—	—	(5,958)
	$(2,643)	$(14,334)	$(3,219)

(1)	Includes the write off in 2012 and 2013 of the remaining unamortized losses when a borrowing under the related advance financing facility was repaid in full, and the facility was terminated.

Schedule of Changes in Notional Balance of Holdings of Derivatives
The following table summarizes the changes in the notional balances of our holdings of derivatives during the nine months ended September 30, 2015:

	IRLCs	Forward MBS Trades (1)	Interest Rate Caps	Interest Rate Swaps
Beginning notional balance	$239,406	$703,725	$1,729,000	$—
Additions	4,210,647	6,248,108	2,179,333	450,000
Amortization	—	—	(439,333)	—
Maturities	(3,727,042)	(3,414,877)	—	—
Terminations	(337,938)	(2,864,057)	—	(450,000)
Ending notional balance	$385,073	$672,899	$3,469,000	$—

Fair value of derivative assets (liabilities) at:
September 30, 2015	$10,010	$(3,438)	$1,501	$—
December 31, 2014	$6,065	$(2,854)	$567	$—

Maturity	Oct. 2015 - Dec. 2015	Nov. 2015 - Dec. 2015	Nov. 2016 - Oct. 2017	N/A

(1)
As loans are originated and sold or as loan commitments expire, our forward MBS trade positions mature and are replaced by new positions based upon new loan commitments and originations and expected time to sell.